Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB
Software	69,732	93,861
Less: accumulated amortization	(38,706)	(57,172)
Intangible assets, net	31,026	36,689

Schedule of amortization expenses on intangible assets allocated to expense items

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	96	77	—
Selling and marketing expenses	1,027	876	257
General and administrative expenses	2,535	5,845	9,590
Research and development expenses	16,820	15,077	12,721
Total amortization	20,478	21,875	22,568